Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 492	$ 0
Accounts receivable (Note 8)	625	635
Due from related parties (Note 26)	324	302
Other current assets (Note 9)	99	104
Total current assets	1,540	1,041
Property, plant and equipment (Note 10)	20,605	19,871
Other long-term assets:
Regulatory assets (Note 12)	1,721	3,049
Deferred income tax assets (Note 7)	964	954
Intangible assets (Note 11)	409	369
Goodwill	325	325
Other assets	5	5
Total other long-term assets	3,424	4,702
Total assets	25,569	25,614
Current liabilities:
Bank indebtedness	0	3
Short-term notes payable (Note 15)	1,252	926
Long-term debt payable within one year (Notes 15, 16)	731	752
Accounts payable and other current liabilities (Note 13)	936	892
Due to related parties (Note 26)	129	206
Total current liabilities	3,048	2,779
Long-term liabilities:
Long-term debt (includes $845 measured at fair value; 2017 – $541) (Notes 15, 16)	9,978	9,315
Regulatory liabilities (Note 12)	326	128
Deferred income tax liabilities (Note 7)	55	70
Other long-term liabilities (Note 14)	2,164	2,734
Total Long-term liabilities	12,523	12,247
Total liabilities	15,571	15,026
Contingencies and Commitments (Notes 28, 29)
Subsequent Events (Notes 12, 31)
Preferred shares (Note 21)	486	486
Noncontrolling interest subject to redemption (Note 25)	21	22
Equity
Common shares (Note 21)	4,312	4,856
Retained earnings	5,137	5,183
Accumulated other comprehensive loss	(7)	(9)
Hydro One shareholder’s equity	9,442	10,030
Noncontrolling interest (Note 25)	49	50
Total equity	9,491	10,080
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 25,569	$ 25,614